Other Expense, Net	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Other Expense, Net
4.	OTHER EXPENSE, NET
Other expense, net consists of significant items such as: impairment charges; restructuring costs generally related to significant plant closures or consolidations; net losses (gains) on investments; gains or losses on disposal of
facilities
or
businesses; and other items not reflective of
on-going
operating profit or loss. Other expense, net consists of:

	2023	2022
Investments [a]	$201	$221
Restructuring [b]	148	22
Veoneer Active Safety Business transaction costs [c]	23	—
Impairments and loss on sale of operations in Russia [d]	16	376
Loss on sale of business [e]	—	58
Impairments [f]	—	26

Other expense, net	$388	$703

[a]	Investments

	2023	2022
Revaluation of public company warrants	$110	$173
Non-cash impairment charges [i]	90	—
Revaluation of public and private equity investments	1	49
Net gain on sale of public equity investments	—	(1)
Other expense, net	201	221
Tax effect	(28)	(53)

Net loss attributable to Magna	$173	$168

[i]	The non-cash impairment charges relate to impairments of private equity investments and related long-term receivables within Other assets.

[b]	Restructuring
For the year ended December 31, 2023, the Company recorded restructuring charges of $117 million [$97 million after tax] in its Power & Vision segment, and $31 million [$27 million after tax] in its Body Exteriors & Structures segment, respectively.
For the year ended December 31, 2022, the Company recorded restructuring charges of $22 million [$22 million after tax] for its Power & Vision segment.

[c]	Veoneer Active Safety Business transaction costs
During 2023, the Company incurred $
23

million [$22 million after tax] of transaction costs related to the acquisition of the Veoneer Active Safety Business [“Veoneer AS”]. Refer to Note 7, “Business Combinations”, in these consolidated financial statements.

[d]	Impairments and loss on sale of operations in Russia
During 2023, the Company completed the sale of all of its investments in Russia which resulted in a loss of $16 million [$16 million after tax] including a net cash outflow of $23 million.

During 2022, the Company recorded a $376 million [$361 million after tax] impairment charge related to its investment in Russia as a result of the expected lack of future cashflows and the uncertainties connected with the Russian economy. This included net asset impairments of $173 million and a $203 million reserve against the related foreign currency translation losses that were included in accumulated other comprehensive loss. The net asset impairments consisted of $163 million and $10 million in our Body Exteriors & Structures and Seating Systems segments, respectively.

[e]	Loss on sale of business
During the fourth quarter of 2022, the Company entered into an agreement to sell a European Power & Vision operation. Under the terms of the arrangement, the Company was contractually obligated to provide the buyer with up to $42 million of funding, resulting in a loss of $58 million [$57 million after tax]. During the first quarter of 2023, the Company completed the sale of this operation which resulted in a net cash outflow of $25 million.

[f]	Impairments
During 2022, the Company recorded impairment charges of $22 million [$21 million after tax] in its Body Exteriors & Structures segment and $4 million [$3 million after tax] in its Power & Vision segment, respectively.